Summary of Significant Accounting Policies - Employee Benefit Expenses Recognized under Plans (Detail) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Multiemployer Plans [Line Items]
Total employee benefit expenses	15,256,912	14,681,813	12,870,249
Cost of revenues [Member]
Multiemployer Plans [Line Items]
Total employee benefit expenses	2,786,334	3,188,742	3,040,042
Research and development expenses [Member]
Multiemployer Plans [Line Items]
Total employee benefit expenses	6,594,053	4,520,663	3,622,003
Selling and marketing expenses [Member]
Multiemployer Plans [Line Items]
Total employee benefit expenses	3,464,992	4,379,517	4,174,193
General and administrative expenses [Member]
Multiemployer Plans [Line Items]
Total employee benefit expenses	2,411,533	2,592,891	2,034,011